INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Current Inventories
	December 31,
	2023	2022

Raw materials and components	$1,991	$1,899
Work-in-progress	119	1,004
Finished products	13,434	8,525

	$15,544	$11,428